UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number [811-05037]

[Professionally Managed Portfolios]
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7383
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  June 30, 2009

Item 1. Schedule of Investments.

Schedule of Investments
June 30, 2009
CAN SLIM Select Growth Fund (unaudited)

Shares		Value
	COMMON STOCKS: 67.1%

	Capital Goods: 4.1%
13,123	Applied Signal Technology, Inc.	$334,768
8,759	Cubic Corp.	313,485
13,476	Encore Wire Corp.	287,713
16,124	EnerSys *	293,295
		1,229,261
	Commercial Services & Supplies: 1.2%
13,296	ICF International, Inc. *	366,837

	Consumer Durables & Apparel: 3.1%
11,971	Carter's, Inc. *	294,606
16,154	Jarden Corp. *	302,887
25,366	Tempur-Pedic International, Inc.	331,534
		929,027
	Consumer Services: 2.4%
11,994	DineEquity, Inc.	374,093
28,739	Wyndham Worldwide Corp.	348,317
		722,410
	Diversified Financials: 1.3%
1,277	CME Group, Inc.	397,288

	Energy: 3.6%
8,266	Energy Transfer Partners, L.P.	334,690
7,255	NuStar Energy L.P.	391,988
15,873	NuStar GP Holdings, LLC	366,666
		1,093,344
	Food, Beverage & Tobacco: 4.8%
6,381	Coca-Cola Bottling Co. Consolidated	351,785
6,933	Green Mountain Coffee Roasters, Inc. *	409,879
7,956	Sanderson Farms, Inc.	358,020
5,990	Wimm-Bill-Dann Foods OJSC - ADR *	329,150
		1,448,834
	Health Care Equipment & Services: 10.9%
23,949	Cantel Medical Corp. *	388,692
5,155	Cerner Corp. *	321,105
8,008	Computer Programs & Systems, Inc.	306,786
5,578	Edwards Lifesciences Corp. *	379,471
9,744	HMS Holdings Corp. *	396,776
22,633	MedAssets, Inc. *	440,212
8,169	Medco Health Solutions, Inc. *	372,588
13,478	WebMD Health Corp. *	403,262
5,883	Wellpoint, Inc. *	299,386
		3,308,278
	Hotels, Restaurants & Leisure: 3.4%
20,160	Brinker International, Inc.	343,325
20,789	The Cheesecake Factory *	359,650
30,387	Texas Roadhouse, Inc. *	331,522
		1,034,497
	Insurance: 1.1%
6,159	China Life Insurance Co Ltd - ADR	341,455

	Materials: 4.1%
8,547	AngloGold Ashanti Ltd. - ADR	313,076
14,167	Cia de Minas Buenaventura SA - ADR	340,433
9,481	Goldcorp, Inc.	329,465
7,195	The Scotts Miracle-Gro Co.	252,185
		1,235,159
	Media: 2.3%
17,650	Cablevision Systems Corp.	342,586
26,479	Regal Entertainment Group	351,906
		694,492
	Pharmaceuticals & Biotechnology: 2.5%
17,178	Crucell N V - ADR *	413,302
26,955	Mylan Laboratories *	351,763
		765,065
	Retailing: 4.3%
8,229	Advance Auto Parts	341,421
12,083	Citi Trends, Inc. *	312,708
2,735	priceline.com, Inc. *	305,090
8,860	Ross Stores, Inc.	341,996
		1,301,215
	Semiconductors & Semiconductor Equipment: 2.4%
7,509	NVE Corp. *	364,937
9,301	Silicon Laboratories, Inc. *	352,880
		717,817
	Software & Services: 12.2%
10,600	Advent Software, Inc. *	347,574
18,070	AsiaInfo Holdings, Inc. *	310,985
21,000	Blue Coat Systems, Inc. *	347,340
13,612	Check Point Software Technologies *	319,474
905	Google, Inc. - Class A *	381,539
14,616	j2 Global Communications, Inc. *	329,737
9,008	MAXIMUS, Inc.	371,580
9,736	McAfee, Inc. *	410,762
4,763	Quality Systems, Inc.	271,300
4,591	Shanda Interactive Entertainment Ltd - ADR *	240,063
11,257	SPSS Inc. *	375,646
		3,706,000
	Technology Hardware & Equipment: 3.4%
11,898	CommScope, Inc. *	312,442
19,664	OSI Systems, Inc. *	409,994
9,744	Tech Data Corp. *	318,726
		1,041,162
	TOTAL COMMON STOCKS
	(Cost $18,682,278)	20,332,141

	INVESTMENT COMPANIES: 4.3%
7,956	iShares S&P SmallCap 600 Index Fund	353,803
4,600	S&P Midcap 400 SPDR Trust Series 1	484,426
4,992	SPDR Trust Series 1	458,865
	TOTAL INVESTMENT COMPANIES
	(Cost $1,259,748)	1,297,094

	PREFERRED STOCK: 1.1%
	Telecommunication Services: 1.1%
17,557	Vivo Participacoes S A	332,530
	TOTAL PREFERRED STOCK
	(Cost $274,386)	332,530

	SHORT-TERM INVESTMENT: 21.0%
	Money Market Funds: 21.0%
6,381,828	Fidelity Money Market Portfolio	6,381,828
	TOTAL SHORT-TERM INVESTMENT
	(Cost $6,381,828)	6,381,828

	TOTAL INVESTMENTS IN SECURITIES: 93.5%
	(Cost $26,598,241)	28,343,593
	Other Assets in Excess of Liabilities - 6.5%	1,946,373
	TOTAL NET ASSETS - 100.0%	$30,289,966

*	Non-income producing security.
ADR	American Depository Receipt

	The cost basis of investments for federal income tax purposes at June 30, 2009 was as follows+:

	Cost of investments	$26,738,371
	Gross unrealized appreciation	2,022,473
	Gross unrealized depreciation	(417,251)
	Net unrealized appreciation	$1,605,222

	+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding
	at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information,
	please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual
	or annual report.

CAN SLIM Select Growth Fund
FAS 157 - Summary of Fair Value Exposure at June 30, 2009 (Unaudited)

The Fund adopted Statement of Financial Accounting Standard no. 157, Fair Value Measurements ("FAS 157") and FASB Staff Position No. 157-4 ("FSP 157-4"). FSP 157-4 clarifies FAS 157 and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the asset or liability such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. The FSP 157-4 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. FAS 157 requires each fund to classify its securities based on valuation method, using the following levels:

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the CAN SLIM Select Growth Fund's net assets as of June 30, 2009:

	Level 1	Level 2	Level 3	Total
Equity
Capital Goods	$1,229,261	$-	$-	$1,229,261
Commercial & Professional Services	366,837	-	-	366,837
Consumer Durables & Apparel	929,027	-	-	929,027
Consumer Services	1,756,906	-	-	1,756,906
Diversified Financials	397,287	-	-	397,287
Energy	1,093,344	-	-	1,093,344
Food Beverage & Tobacco	1,448,834	-	-	1,448,834
Health Care Equipment & Services	3,176,317	-	-	3,176,317
Insurance	341,455	-	-	341,455
Materials	1,235,159	-	-	1,235,159
Media	694,492	-	-	694,492
Pharmaceuticals, Biotechnology & Life Sciences	765,065	-	-	765,065
Retailing	1,301,215	-	-	1,301,215
Semiconductors & Semiconductor Equipment	717,817	-	-	717,817
Software & Services	3,490,621	-	-	3,490,621
Technology Hardware & Equipment	1,388,502	-	-	1,388,502
Telecommunication Services	332,530	-	-	332,530
Total Equity	20,664,670	-	-	20,664,670
Short-Term Investments	7,678,922	-	-	7,678,922
Total Investments in Securities	$28,343,593	$-	$-	$28,343,593

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, written options, forwards and swap contracts, which are valued at the unrealized appreciation  (depreciation) on the instrument.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)      /s/Robert M. Slotky
Robert M. Slotky, President

Date  August 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/Robert M. Slotky
Robert M. Slotky, President

Date  August 26, 2009

By (Signature and Title)*    /s/ Eric W. Falkeis
Eric W. Falkeis, Treasurer

Date  August 25, 2009

* Print the name and title of each signing officer under his or her signature.